CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income (loss)	$ 4,218	$ (4,177)	$ 7,164
Other comprehensive income (loss) (“OCI”), related to:
Gain (loss) on derivatives recognized in OCI	1,292	1,211	(205)
Loss (gain) on derivatives (effective portion) recognized in income	(2,595)	332	(857)
Other comprehensive income (loss), related to unrealized gains (loss) on cash flow hedges	(1,303)	1,543	(1,062)
Total comprehensive income (loss)	$ 2,915	$ (2,634)	$ 6,102